PLASMATECH, INC.

2764 Lake Sahara Drive, Suite 111

Las Vegas, NV 89117

Phone: (702) 851-1330

July 2, 2008

Kyle Moffatt

Accountant Branch Chief

United States Securities and Exchange Commission

Washington, D.C. 20549

Re: PlasmaTech, Inc.
Form 10-KSB for the fiscal Year ended December 31, 2007
Filed March 31, 2008
File No: 333-133427

Atten: Dean Suehiro, Senior Staff Accountant

Thank you for your guidance in relation to meeting the requirements insofar as the above-noted filing is concerned.

We have made revisions to the Form 10-KSB in order to meet the requirements of Item 307 of Regulation S-B.

I trust the amended filing is satisfactory.

Yours truly,

/s/ David A. Saltrelli

David A. Saltrelli

President